Income Tax - Summary of Income Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of Deferred Tax Assets [Abstract]
Operating lease liabilities	$ 363,193	$ 255,768
Impairment loss of investments	640,223	626,009
Net operating loss carry forwards	2,583,769	1,799,645
Deferred Tax Assets, Gross, Total	3,587,185	2,681,422
Valuation allowance on deferred tax assets	(3,223,992)	(2,425,654)	$ (1,994,089)
Deferred tax assets, net of valuation allowance	363,193	255,768
Operating lease right-of-use-assets	363,193	255,768
Investment in subsidiaries	2,924,137	2,148,022
Total gross deferred tax liabilities	3,287,330	2,403,790
Net deferred tax liabilities	$ 2,924,137	$ 2,148,022